VESSELS	12 Months Ended
Dec. 31, 2011
VESSELS [Abstract]
VESSELS
9.   VESSELS

(in thousands of $)	2011	2010
Cost	657,890	657,890
Accumulated amortization	(221,617)	(198,858)
	436,273	459,032

In 2010, the Company purchased two 2010-built Capesize dry bulk carriers with existing time charters at a cost of $134.2 million, excluding the value of the time charters.

Depreciation expense was $22.8 million, $19.6 million and $14.3 million in the years ended December 31, 2011, 2010 and 2009, respectively.